Fair Value Measures (Tables)	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
September 30, 2015 and 2014 consisted of (dollars in thousands):

	September 30, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(a)	$334,404	$—	$—	$334,404
US government agency securities(a)	1,000	—	—	1,000
Time deposits(b)	—	71,453	—	71,453
Commercial paper, $3,491 at cost(b)	—	3,493	—	3,493
Corporate notes and bonds, $44,581 at cost(b)	—	44,533	—	44,533
Foreign currency exchange contracts(b)	—	260	—	260
Total assets at fair value	$335,404	$119,739	$—	$455,143
Liabilities:
Contingent earn-out(d)	$—	$—	$(15,961)	$(15,961)
Total liabilities at fair value	$—	$—	$(15,961)	$(15,961)

	September 30, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(a)	$407,749	$—	$—	$407,749
US government agency securities(a)	1,000	—	—	1,000
Time Deposits(b)	—	46,604	—	46,604
Total assets at fair value	$408,749	$46,604	$—	$455,353
Liabilities:
Foreign currency exchange contracts(b)	$—	$(272)	$—	$(272)
Security price guarantees(c)	—	(135)	—	(135)
Contingent earn-out(d)	—	—	(6,864)	(6,864)
Total liabilities at fair value	$—	$(407)	$(6,864)	$(7,271)

(a)	Money market funds and U.S. government agency securities, included in cash and cash equivalents in the accompanying balance sheets, are valued at quoted market prices in active markets.

(b)
The fair values of our time deposits, commercial paper, corporate notes and bonds, and foreign currency exchange contracts are based on the most recent observable inputs for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable. Time deposits are generally for terms of one year or less. The commercial paper and corporate notes and bonds mature within three years and have a weighted average maturity of 1.36 years.

(c)
The fair values of the security price guarantees are determined using a modified Black-Scholes model, derived from observable inputs such as U.S. treasury interest rates, our common stock price, and the volatility of our common stock. The valuation model values both the put and call components of the guarantees simultaneously, with the net value of those components representing the fair value of each instrument.

(d)
The fair value of our contingent consideration arrangements are determined based on our evaluation as to the probability and amount of any earn-out that will be achieved based on expected future performance by the acquired enti

Changes in Fair Value of Level 3 Financial Instruments
The following table provides a summary of changes in fair value of our Level 3 financial instruments for the years ended September 30, 2015 and 2014 (dollars in thousands):

Amount
Balance as of September 30, 2013	$450
Earn-out liability established at time of acquisition	7,406
Settlements	(1,421)
Charges to acquisition-related costs, net	429
Balance as of September 30, 2014	$6,864
Earn-out liability established at time of acquisition	17,299
Settlements	(4,403)
Charges to acquisition-related costs, net	(3,799)
Balance as of September 30, 2015	$15,961